UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Chiron Capital Allocation Fund

Chiron SMid Opportunities Fund

Semi-Annual Report	April 30, 2021

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021

TABLE OF CONTENTS

Schedules of Investments	2

The Funds file their complete schedules of investments with the US Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-9-CHIRON (877-924-4766); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Value
Common Stock	84.1%	$891,557,166
Convertible Bonds	2.2	23,621,698
Preferred Stock	1.8	18,876,187
Registered Investment Company	1.5	15,615,816

Total Investments	89.6	949,670,867

Cash Pledged as Collateral for Futures and Swap Contracts	0.6	6,237,891
Total Other Assets and Liabilities	9.8	103,958,680

Net Assets	100.0%	$1,059,867,438

*Percentages	are based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $1,059,867,438)
COMMON STOCK — 84.1%

	Shares	Fair Value
AUSTRIA — 1.1%
OMV	225,225	$11,104,605

CANADA — 2.9%
Barrick Gold	844,166	17,938,528
Constellation Software	8,815	12,937,105

		30,875,633

CHINA — 5.5%
Alibaba Group Holding*	582,400	16,869,750
Baidu, Cl A*	810,200	21,465,567
Tencent Holdings	253,900	20,363,645

		58,698,962

FRANCE — 3.6%
Accor	305,682	12,300,487
Airbus	126,511	15,200,728
Engie	704,486	10,477,045

		37,978,260

GERMANY — 1.5%
Siemens	96,869	16,167,155

GREECE — 1.0%
National Bank of Greece*	3,513,200	10,918,429

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
IRELAND — 2.8%
Flutter Entertainment*	99,624	$20,417,630
Jazz Pharmaceuticals*	58,947	9,690,887

		30,108,517

ITALY — 3.3%
Ferrari	73,764	15,740,500
Intesa Sanpaolo	6,830,434	19,059,881

		34,800,381

LUXEMBOURG — 1.0%
Tenaris ADR	505,025	10,797,434

NETHERLANDS — 3.6%
ASML Holding, Cl G	16,903	10,954,834
Koninklijke Philips	230,999	13,019,505
Stellantis	874,306	14,514,129

		38,488,468

SOUTH KOREA — 3.3%
KB Financial Group	209,714	10,312,722
POSCO	39,943	13,070,753
Shinhan Financial Group	305,039	10,969,173

		34,352,648

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing ADR	67,328	7,859,871

UNITED KINGDOM — 4.1%
Anglo American	266,583	11,302,598
Aviva	2,699,096	14,921,462
Compass Pathways ADR	137,615	4,994,048
International Consolidated Airlines Group	4,426,476	12,397,483

		43,615,591

UNITED STATES — 49.6%
ABIOMED*	36,991	11,864,124
Advanced Micro Devices*	139,470	11,383,541
Amazon.com*	6,182	21,435,590
Ameriprise Financial	48,381	12,501,651
Arista Networks*	39,666	12,501,533
Bally’s	180,750	10,476,270
Boeing*	108,707	25,471,137
Bunge	147,020	12,411,428
Cadence Design Systems*	101,117	13,324,187
Constellation Brands, Cl A	108,502	26,075,201

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
UNITED STATES — (continued)
Curaleaf Holdings*	602,314	$8,492,627
CVS Health	205,065	15,666,966
DraftKings, Cl A*	314,206	17,802,912
EOG Resources	224,530	16,534,389
Facebook, Cl A*	64,050	20,821,374
FedEx	45,971	13,345,841
Freeport-McMoRan	328,505	12,387,923
Honeywell International	58,345	13,013,269
Intuitive Surgical*	11,882	10,277,930
Lam Research	16,250	10,082,312
LPL Financial Holdings	105,749	16,570,868
Mastercard, Cl A	36,464	13,931,436
Mondelez International, Cl A	87,323	5,310,112
Netflix*	20,291	10,418,820
Newmont	286,458	17,877,844
NVIDIA	20,281	12,176,307
Oshkosh	125,542	15,621,191
Philip Morris International	163,227	15,506,565
Schlumberger	708,502	19,164,979
ServiceNow*	33,481	16,953,774
Shell Midstream Partners(1)	913,655	14,097,697
Southwest Airlines*	16,668	1,046,417
Tapestry*	246,916	11,814,931
Teradyne	122,384	15,307,791
TJX	222,745	15,814,895
Trulieve Cannabis*	140,370	5,837,988
Uber Technologies*	410,250	22,469,392

		525,791,212

TOTAL COMMON STOCK (Cost $783,844,588)		$891,557,166

CONVERTIBLE BONDS — 2.2%

	Face Amount	Fair Value
UNITED STATES — 2.2%
Dropbox CV to 26.1458 0.000%, 03/01/26(A)	$8,180,000	$8,085,930
Palo Alto Networks CV to 3.7545 0.750%, 07/01/23	7,399,000	10,414,093

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Fair Value
Penn National Gaming CV to 42.7350 2.750%, 05/15/26	$1,326,000	$5,121,675

TOTAL CONVERTIBLE BONDS (Cost $23,684,793)		$23,621,698

PREFERRED STOCK — 1.8%

	Shares	Fair Value
UNITED STATES — 1.8%
Broadcom, 8.000%*	13,023	$18,876,187

Total Preferred Stock (Cost $18,471,060)		$18,876,187

REGISTERED INVESTMENT COMPANY — 1.5%

	Shares	Fair Value
UNITED STATES — 1.5%
iShares Silver Trust	650,388	$15,615,816

TOTAL REGISTERED INVESTMENT COMPANY (Cost $14,817,687)		$15,615,816

TOTAL INVESTMENTS — 89.6%
(Cost $840,818,128)		$949,670,867

*	Non-income producing security.

(1)	Security considered Master Limited Partnership. At April 30, 2021, these securities amounted to $14,097,697 or 1.3% of net assets.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

Open futures contracts held by the Fund at April 30, 2021 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro-OAT	196	Jun-2021	$38,174,572	$37,818,195	$(371,385)
Euro-Schatz	431	Jun-2021	58,478,408	58,076,728	(9,426)
Palladium	41	Jul-2021	9,904,770	12,110,170	2,205,399
Platinum	368	Jul-2021	21,906,879	22,175,680	268,802
S&P 500 Index E-MINI	(174)	Jun-2021	(33,523,403)	(36,317,280)	(2,793,877)
U.S. 5-Year Treasury Note	114	Jul-2021	14,173,297	14,128,875	(44,422)

			$109,114,523	$107,992,368	$(744,909)

Open OTC swap agreements held by the Fund at April 30, 2021 are as follows:

	Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Depreciation

Morgan Stanley	International Games	Total Return	USD 1M Libor BBA + 100 BPs	At Maturity	02/02/23	$13,041,180	$(440,735)	$-	$(440,735)

						$13,041,180	$(440,735)	$-	$(440,735)

1M — One Month

ADR — American Depositary Receipt

BBA — British Bankers Association

BPs — Basis Points

Cl — Class

CV — Conversion Ratio

LIBOR — London Interbank Offered Rate

OTC — Over The Counter

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$11,104,605	$—	$—	$11,104,605
Canada	30,875,633	—	—	30,875,633
China	58,698,962	—	—	58,698,962
France	37,978,260	—	—	37,978,260
Germany	16,167,155	—	—	16,167,155
Greece	10,918,429	—	—	10,918,429
Ireland	30,108,517	—	—	30,108,517
Italy	34,800,381	—	—	34,800,381
Luxembourg	10,797,434	—	—	10,797,434
Netherlands	38,488,468	—	—	38,488,468
South Korea	34,352,648	—	—	34,352,648
Taiwan	7,859,871	—	—	7,859,871
United Kingdom	43,615,591	—	—	43,615,591
United States	525,791,212	—	—	525,791,212

Total Common Stock	891,557,166	—	—	891,557,166

Convertible Bond	—	23,621,698	—	23,621,698

Preferred Stock	18,876,187	—	—	18,876,187

Registered Investment Company	15,615,816	—	—	15,615,816

Total Investments in Securities	$926,049,169	$23,621,698	$—	$949,670,867

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,474,201	$—	$—	$2,474,201
Unrealized Depreciation	(3,219,110)	—	—	(3,219,110)
OTC Swaps
Total Return Swaps*
Unrealized Depreciation	—	(440,735)	—	(440,735)

Total Other Financial Instruments	$(744,909)	$(440,735)	$—	$(1,185,644)

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2021 (Unaudited)

At April 30, 2021, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS

Information Technology	18.4%

Consumer Discretionary	17.1%

Industrials	14.2%

Financials	10.0%

Materials	9.3%

Health Care	8.4%

Communication Services	7.7%

Energy	7.5%

Consumer Staples	6.3%

Utilities	1.1%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

ASSET WEIGHTINGS (Unaudited)

	% of Net Assets*	Value
Common Stock	99.5%	$36,004,228

Total Investments	99.5	36,004,228
Total Other Assets and Liabilities	0.5	184,363

Net Assets	100.0%	$36,188,591

*Percentages are based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $36,188,591)
COMMON STOCK — 99.5%

	Shares	Fair Value
AUSTRIA — 2.7%
BAWAG Group	18,086	$977,175

CAMBODIA — 2.7%
NagaCorp	926,000	991,834

CANADA — 1.7%
Tourmaline Oil	29,286	631,871

CHINA — 2.2%
Estun Automation, Cl A	96,151	478,564
TravelSky Technology, Cl H	144,533	317,432

		795,996

FRANCE — 3.9%
Accor	27,729	1,115,801
Cellectis ADR*	16,294	303,231

		1,419,032

GERMANY — 2.2%
KION Group	7,952	792,934

IRELAND — 1.9%
Jazz Pharmaceuticals*	4,133	679,465

ITALY — 3.5%
BPER Banca	550,777	1,256,808

JAPAN — 2.2%
Lasertec	4,500	796,322

LUXEMBOURG — 1.0%
Ternium ADR	8,928	348,996

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
NETHERLANDS — 2.7%
Topicus.com*	12,941	$968,614

NORWAY — 2.8%
Norsk Hydro	102,861	656,907
Yara International	6,984	364,722

		1,021,629

POLAND — 3.2%
KGHM Polska Miedz	15,711	806,224
LiveChat Software	10,972	361,663

		1,167,887

UNITED KINGDOM — 4.3%
CNH Industrial	35,411	525,499
International Consolidated Airlines Group	259,515	726,838
Nomad Foods*	10,030	292,475

		1,544,812

UNITED STATES — 62.5%
ABIOMED*	3,300	1,058,409
AGCO	5,159	752,801
Alaska Air Group	7,879	544,754
Bally’s	11,008	638,024
Bruker	5,600	383,712
Bunge	9,349	789,242
Cambium Networks*	9,204	552,240
Cimarex Energy	7,809	516,956
Cousins Properties	14,872	545,356
Cree*	4,144	411,996
Curaleaf Holdings*	30,003	423,043
Diamondback Energy	6,107	499,125
East West Bancorp	9,430	718,095
Full House Resorts*	81,887	799,217
Gap	40,168	1,329,561
Harley-Davidson	17,410	842,122
Herc Holdings*	13,648	1,441,229
J2 Global*	2,632	318,472
LPL Financial Holdings	7,380	1,156,446
National Energy Services Reunited*	43,076	546,634
Nordson	2,627	555,374
Nutanix, Cl A*	30,441	823,125
Oshkosh	8,594	1,069,352
Pinterest, Cl A*	9,748	646,975
Repligen*	2,268	480,158

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value
UNITED STATES — (continued)
Trulieve Cannabis*	12,775	$531,312
Universal Display	4,859	1,086,910
Voya Financial	9,509	644,900
Webster Financial	14,130	747,618
YETI Holdings*	2,489	212,610
Zynga, Cl A*	142,799	1,545,085

		22,610,853

TOTAL COMMON STOCK
(Cost $33,835,254)		$36,004,228

TOTAL INVESTMENTS — 99.5%
(Cost $33,835,254)		$36,004,228

*	Non-income producing security.

Open OTC swap agreements held by the Fund at April 30, 2021 are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation

Morgan Stanley	Silergy Corp.	Total Return	USD 1M Libor BBA + 100 BPs	At Maturity	12/08/22	$113,654	$27,688	$-	$27,688

Morgan Stanley	Impala Platinum	Total Return	USD 1M Libor BBA + 100 BPs	At Maturity	02/15/23	542,405	2,480	-	2,480

						$656,059	$30,168	$-	$30,168

1M — One Month

ADR — American Depositary Receipt

BBA — British Bankers Association

BPs — Basis Points

Cl — Class

LIBOR — London Interbank Offered Rate

OTC — Over The Counter

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$977,175	$—	$—	$977,175
Cambodia	991,834	—	—	991,834
Canada	631,871	—	—	631,871
China	795,996	—	—	795,996
France	1,419,032	—	—	1,419,032
Germany	792,934	—	—	792,934
Ireland	679,465	—	—	679,465
Italy	1,256,808	—	—	1,256,808
Japan	796,322	—	—	796,322
Luxembourg	348,996	—	—	348,996
Netherlands	968,614	—	—	968,614
Norway	1,021,629	—	—	1,021,629
Poland	1,167,887	—	—	1,167,887
United Kingdom	1,544,812	—	—	1,544,812
United States	22,610,853	—	—	22,610,853

Total Common Stock	36,004,228	—	—	36,004,228

Total Investments in Securities	$36,004,228	$—	$—	$36,004,228

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	$—	$30,168	$—	$30,168

Total Other Financial Instruments	$—	$30,168	$—	$30,168

* Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For the period ended April 30, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND
APRIL 30, 2021 (Unaudited)

At April 30, 2021, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS

Industrials	19.1%

Consumer Discretionary	16.5%

Information Technology	15.7%

Financials	15.3%

Health Care	10.7%

Communication Services	6.1%

Energy	6.1%

Materials	6.0%

Consumer Staples	3.0%

Real Estate	1.5%

100.0%

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021
(Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF ASSETS AND LIABILITIES
Assets:
Investments, at Fair Value (Cost $840,818,128 and $33,835,254)	$949,670,867	$36,004,228
Foreign Currency, at Fair Value (Cost $8,612,710 and $–)	8,542,570	—
OTC Swap Contracts, at Fair Value (Cost $– and $–)	—	30,168
Cash	95,036,765	167,059
Receivable for Capital Shares Sold	5,834,057	—
Cash Pledged as Collateral for Futures Contracts	5,417,891	—
Receivable for Investments Sold	3,050,662	—
Dividend and Interest Receivable	1,299,561	8,640
Cash Pledged as Collateral for Swap Contracts	820,000	—
Reclaim Receivable	760,916	12,070
Receivable for Variation Margin	422,685	—
Prepaid Expenses	60,861	12,208

Total Assets	$1,070,916,835	$36,234,373

Liabilities:
Payable for Investment Securities Purchased	$8,781,461	$—
Payable for Capital Shares Redeemed	814,708	—
Payable Due to Adviser	801,665	20,642
OTC Swap Contracts, at Fair Value (Premiums Received $– and $–)	440,735	—
Payable Due to Administrator	65,048	2,034
Unrealized Depreciation on Foreign Spot Currency Contracts	7,690	—
Variation Margin Payable for Futures Contracts	7,069	—
Chief Compliance Officer Fees Payable	3,399	363
Payable Due to Trustees	1,387	18
Other Accrued Expenses and Other Payables	126,235	22,725

Total Liabilities	$11,049,397	$45,782

Net Assets	$1,059,867,438	$36,188,591

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021
(Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF ASSETS AND LIABILITIES (concluded)
Net Assets Consist of:
Paid-in Capital	$947,751,948	$32,573,668
Total Distributable Earnings	112,115,490	3,614,923

Net Assets	$1,059,867,438	$36,188,591

Class I Shares:
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	63,333,503	2,461,064

Net Asset Value, Offering and Redemption Price Per Share	$16.73	$14.70

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2021 (Unaudited)

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund
STATEMENTS OF OPERATIONS
Investment Income:
Dividends	$2,727,339	$60,246
Dividends from Master Limited Partnerships	588,270	2,821
Interest	302,693	27
Less: Foreign Taxes Withheld	(263,337)	(2,431)

Total Investment Income	3,354,965	60,663

Expenses:
Investment Advisory Fees	3,704,336	65,200
Administration Fees	309,160	5,720
Trustees’ Fees	10,870	166
Chief Compliance Officer Fees	4,515	245
Transfer Agent Fees	177,848	20,619
Professional Fees	59,258	12,758
Printing Fees	42,535	635
Custodian Fees	25,662	4,651
Registration and Filing Fees	22,900	10,579
Pricing Fees	4,149	864
Other Expenses	25,972	502

Total Expenses	4,387,205	121,939
Less:
Investment Advisory Fee Waiver	—	(35,003)

Net Expenses	4,387,205	86,936

Net Investment (Loss)	(1,032,240)	(26,273)

Net Realized Gain/(Loss) on:
Investments	178,950,034	1,954,217
Options	(1,341,270)	—
Futures Contracts	(19,828,237)	—
Swap Contracts	3,348,660	12,886
Foreign Currency Transactions	(861,789)	(2,412)
Forward Currency Contracts	60,313	88

Net Realized Gain	160,327,711	1,964,779

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	50,791,661	2,146,483
Options	1,279,878	—
Futures Contracts	(1,238,502)	—
Swap Contracts	(211,045)	30,168
Foreign Currency Translation	(65,896)	416

Net Change in Unrealized Appreciation	50,556,096	2,177,067

Net Realized and Unrealized Gain on Investments, Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	210,883,807	4,141,846

Net Increase in Net Assets Resulting from Operations	$209,851,567	$4,115,573

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income/(Loss)	$(1,032,240)	$10,185,363
Net Realized Gain/(Loss) on Investments, Options, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	160,327,711	(54,091,306)
Net Change in Unrealized Appreciation on Investments, Options, Futures Contracts and Swap Contracts	50,621,992	18,651,510
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(65,896)	662,026

Net Increase/(Decrease) in Net Assets Resulting from Operations	209,851,567	(24,592,407)

Distributions	(809,053)	(7,925,706)

Return of Capital	–	–

Capital Share Transactions:
Issued	398,919,074	137,568,110
Reinvestment of Dividends	694,342	5,838,849
Redeemed	(88,482,391)	(951,450,991)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	311,131,025	(808,044,032)

Total Increase/(Decrease) in Net Assets	520,173,539	(840,562,145)

Net Assets:
Beginning of Period	539,693,899	1,380,256,044

End of Period	$1,059,867,438	$539,693,899

Share Transactions:
Issued	25,395,705	11,986,348
Reinvestment of Distributions	46,569	525,011
Redeemed	(5,768,060)	(87,549,670)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	19,674,214	(75,038,311)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income/(Loss)	$(26,273)	$80,545
Net Realized Gain/(Loss) on Investments, Swap Contracts and Foreign Currency Transactions	1,964,779	(540,438)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Swap Contracts	2,176,651	(541,107)
Net Change in Unrealized Appreciation on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	416	273

Net Increase/(Decrease) in Net Assets Resulting from Operations	4,115,573	(1,000,727)

Distributions	(19,742)	(51,843)

Capital Share Transactions:
Issued	24,265,290	131,144
Reinvestment of Dividends	19,742	51,843
Redeemed	(464,805)	(2,363,336)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	23,820,227	(2,180,349)

Total Increase/(Decrease) in Net Assets	27,916,058	(3,232,919)

Net Assets:
Beginning of Period	8,272,533	11,505,452

End of Period	$36,188,591	$8,272,533

Share Transactions:
Issued	1,688,767	13,096
Reinvestment of Distributions	1,595	4,675
Redeemed	(34,389)	(268,311)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	1,655,973	(250,540)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year/Period

					Class I Shares
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016*
Net Asset Value, Beginning of Year/Period	$12.36	$11.63	$11.40	$12.19	$10.40	$10 .00

Income from Investment Operations:
Net Investment Income/(Loss)**	(0.02)	0.13	0.15	0.18	0.11	0.11
Net Realized and Unrealized Gain/(Loss)	4.41	0.68‡‡	0.23	(0.86)	1.76	0.34

Total from Investment Operations	4.39	0.81	0.38	(0.68)	1.87	0.45

Dividends and Distributions:
Net Investment Income	(0.02)	(0 .08)	(0.13)	(0.11)	(0.08)	(0.05)

Return of Capital	—	—	(0.02)	(0.00)^	(0.00)^	—

Total Dividends and Distributions	(0.02)	(0 .08)	(0.15)	(0.11)	(0.08)	(0.05)

Net Asset Value, End of Year/Period	$16.73	$12.36	$11.63	$11.40	$12.19	$10 .40

Total Return‡	35.52%†	7.10%	3.36%	(5.62)%	18.01%	4.47%†‡

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,059,867	$539,694	$1,380,256	$2,164,852	$1,365,630	$161,103
Ratio of Expenses to Average Net Assets	1.13%††	1.13%	1.10%	1.12%#	1.13%	1.15%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.13%††	1.13%	1.10%	1.10%	1.15%	1.69%††
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.26)%††	1.18%	1.31%	1.48%	0.95%	1.19%††
Portfolio Turnover Rate‡	154%†	202%	161%	145%	161%	187%†

*	Commenced operations November 30, 2015.
**	Per share calculations were performed using average shares for the period.
^	Includes a return of capital of less than $(0.01) per share.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡‡

The amount shown for the year ended October 31, 2020, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

#	Ratio includes previously waived investment advisory fees recovered.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

				Class I Shares
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017*
Net Asset Value, Beginning of Year/Period	$10.28	$10.90	$10.42	$10.31	$10.00

Income from Investment Operations:
Net Investment Income/(Loss)**	(0.02)	0.09	0.13	0 .07	(0.00)^
Net Realized and Unrealized Gain/(Loss)	4.46	(0.66)	0.62	0 .04	0 .31

Total from Investment Operations	4.44	(0.57)	0.75	0 .11	0 .31

Dividends and Distributions:
Net Investment Income	(0.02)	(0.05)	(0.07)	(0 .00)^	–

Capital Gains	–	–	(0.20)	–	–

Total Dividends and Distributions	(0.02)	(0.05)	(0.27)	(0 .00)^	–

Net Asset Value, End of Year/Period	$14.70	$10.28	$10.90	$10.42	$10.31

Total Return‡	43.26%†	(5.24)%	7.65%	1.08%	3.10%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$36,189	$8,273	$11,505	$9,454	$4,532
Ratio of Expenses to Average Net Assets	1.20%††	1.20%	1.20%	1.20%	1.20%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.68%††	2.07%	2.06%	2.81%	9.86%††
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.36)%††	0.88%	1.26%	0.64%	(0.49)%††
Portfolio Turnover Rate‡	106%†	91%	100%	171%	4%†
*	Commenced Operations October 2, 2017.
**	Per share calculations were performed using average shares for the period.
†	Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized.
††	Annualized.
‡

Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

^	Value is less than $(0.01) per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 funds. The financial statements herein are those of the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund (each a “Fund” and collectively the “Funds”). The investment objective of the Chiron Capital Allocation Fund is total return. Total return consists of capital growth and income. The investment objective of the Chiron SMid Opportunities Fund is long-term capital appreciation by pursuing a global investment strategy. Both Funds are classified as a diversified investment company. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Chiron Capital Allocation Fund commenced operations on November 30, 2015. The Chiron SMid Opportunities Fund commenced operations on October 2, 2017.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, are recorded as an unrealized gain or loss in the Statements of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate their net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate their net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Chiron Investment Management, LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

If a local market in which the Funds owns securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2021, the Funds did not have any unrecognized tax benefits or liabilities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2021, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts,

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman, Sachs & Co. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The Chiron SMid Opportunities Fund did not hold any futures contracts as of and during the period ended April 30, 2021.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. To the extent consistent with its investment objective and strategies, the Funds may use swap contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedules of

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of April 30, 2021, the Funds have entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds’ ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, it will not be able to implement its investment strategy. As of April 30, 2021, both the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund’s swap agreements were with one counterparty.

Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes in valuation of Centrally Cleared swaps are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

Options Written/Purchased — The Funds may purchase and write put and call options on indices and enter into related closing transactions. To the extent consistent with its investment objective and strategies, the Funds may use options for tactical hedging purposes as well as to enhance the Funds’ returns. Additionally, the Funds may use options to create long or short equity exposure without investing directly in equity securities. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period for American options and only at the expiration date for European options. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period for American options and only at the expiration date for European options. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Funds has realized a gain or a loss. Any realized or unrealized gains (loss) during the period are presented on the Statements of Operations. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

The Chiron SMid Opportunities Fund did not hold any written/purchased options contracts as of and during the period ended April 30, 2021.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Chiron Capital Allocation Fund distributes substantially all of its net investment income monthly. The Chiron SMid Opportunities Fund distributes substantially all of its net investment income quarterly. For each Fund, any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Funds’ exposure by type of risk on derivatives held throughout the period.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

The fair value of derivative instruments as of April 30, 2021, is as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Chiron Capital Allocation Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$-		Net Assets — Unrealized depreciation on futures contracts	$425,233
Equity contracts	Net Assets — Unrealized appreciation			Net Assets — Unrealized depreciation
	on swap contracts	-	†	on swap contracts	440,735	†
	on futures contracts	-	*	on futures contracts	2,793,877	*
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	2,474,201	*	Net Assets — Unrealized depreciation on futures contracts	-	*

Total		$2,474,201			$3,659,845

†    Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments.

*    Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments.

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2021, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income:

Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest rate contracts	$(2,422,619)	$-	$-	$-	$-	$(2,422,619)
Foreign exchange contracts	-	60,313	-	(2,576,070)	1,234,800	(1,280,957)
Equity contracts	(18,571,691)	-	3,348,660	-	-	(15,223,031)
Commodity contracts	1,166,073	-	-	-	-	1,166,073
Total	$(19,828,237)	$60,313	$3,348,660	$(2,576,070)	$ 1,234,800	$(17,760,534)

Chiron SMid Opportunities Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Foreign exchange contracts	$-	$88	$-	$-	$-	$88
Equity contracts	-	-	12,886	-	-	12,886
Total	$-	$88	$12,886	$-	$-	$12,974

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

Chiron Capital Allocation Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Interest rate contracts	$567,224	$-	$-	$-	$-	$567,224
Foreign exchange contracts	-	-	-	2,510,164	(1,230,286)	1,279,878
Equity contracts	(4,423,731)	-	(211,045)	-	-	(4,634,776)
Commodity contracts	2,618,005	-	-	-	-	2,618,005
Total	$(1,238,502)	$-	$(211,045)	$2,510,164	$(1,230,286)	$(169,669)

Chiron SMid Opportunities Fund	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Equity contracts	$-	$-	$30,168	$-	$-	$30,168
Total	$-	$-	$30,168	$-	$-	$30,168

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON FUNDS
APRIL 30, 2021 (Unaudited)

The following discloses the volume of the Fund’s forward foreign currency contracts, futures contracts, swap contracts and option contracts activity during the period ended April 30, 2021.

In the Chiron Capital Allocation Fund, for the period ended April 30, 2021, the average market value amount of futures contracts was as follows:

Average Quarterly Market Value Balance Long	$ 12,581,696
Average Quarterly Market Value Balance Short	$(31,125,260)

The Chiron SMid Opportunities fund did not hold futures contracts during period ends throughout the six-month period.

For the period ended April 30, 2021, the average market value amount of Total Return swap contracts held by the Funds were as follows:

Chiron Capital Allocation Fund

Average Quarterly Market Value Balance Long	$ 2,325,833
Average Quarterly Market Value Balance Short	$(2,286,292)

Chiron SMid Opportunities Fund

Average Quarterly Market Value Balance Long	$ 145,689
Average Quarterly Market Value Balance Short	$(137,406)

In the Chiron Capital Allocation Fund, for the period ended April 30, 2021, the average value of purchased and written option contracts held were as follows:

Average Market Value Contracts Purchased	$ 5,408
Average Market Value Contracts Written	$ —

4. Offsetting Assets and Liabilities:

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

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Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Funds as of April 30, 2021:

Chiron Capital Allocation Fund

Counterparty	Gross Assets - Recognized in the Statements of Assets and Liabilities	Gross Liabilities - Recognized in the Statements of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)†	Net Amount

	Swap Contracts	Swap Contracts
Morgan Stanley	$—	$(440,735)	$(440,735)	$820,000	$379,265

Total	$—	$(440,735)	$(440,735)	$820,000	$379,265

† Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

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5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

Capital Contribution by FS Investments

In April 2021, Franklin Square Holdings, L.P. (which does business as FS Investments and wholly owns Chiron Investment Management, LLC) and its affiliate purchased $23,000,000 of Chiron SMid Opportunities Fund Class I Shares. As of April 30, 2021, FS Investments and its affiliate held 1,585,113.715 Chiron SMid Opportunities Fund Class I Shares valued at approximately $23,301,172 based on the NAV per share on such date. FS Investments and its affiliate may own a significant percentage of the Chiron SMid Opportunities Fund’s outstanding shares for the foreseeable future. This ownership will fluctuate as other shareholders subscribe or redeem shares in the future. Depending on the size of this ownership at any given point in time, it is expected that FS Investments and its affiliate will, for the foreseeable future, either control Chiron SMid Opportunities Fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of shareholders

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset- based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2021, the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund paid $309,160 and $5,720, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

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Atlantic Fund Services, LLC, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on average daily net assets of each Fund:

Advisory Fee Rate
Chiron Capital Allocation Fund	0.95%
Chiron SMid Opportunities Fund	0.90%

The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.20% until February 28, 2022 for the Chiron SMid Opportunities Fund. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended April 30, 2021. The Adviser may recover all or a portion of its fee reductions or expense limitations within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual Fund operating expenses are below the expense limitation. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on February 28, 2022 for the Chiron SMid Opportunities Fund.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

The Chiron Capital Allocation Fund has no contractual expense limitation. As of April 30, 2021, fees for the Chiron SMid Opportunities Fund which were previously waived and reimbursed to the Fund by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed were $125,092, $88,800 and $77,515, expiring in 2022, 2023 and 2024, respectively.

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8. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2021, were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund

Purchases
U.S. Government	$—	$—
Other	1,326,987,701	38,986,439
Sales
U.S. Government	$—	$—
Other	1,110,291,696	15,010,013

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Chiron Capital Allocation Fund
2020	$7,925,706	$—	$—	$7,925,706
2019	17,704,694	—	2,427,613	20,132,307
Chiron SMid Opportunities Fund
2020	$51,843	$—	$—	$51,843
2019	233,333	49,995	—	283,328

As of October 31, 2020, the components of distributable earnings on a tax basis were as follows:

	Chiron Capital Allocation Fund	Chiron SMid Opportunities Fund

Undistributed Ordinary Income	$808,268	$19,658
Capital Loss Carryforwards	(146,431,925)	(483,239)
Other Temporary Differences	(185)	(210)
Unrealized Appreciation (Depreciation)	48,696,819	(17,117)

Total Distributable Earnings (Accumulated Losses)	$(96,927,023)	$(480,908)

The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses

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APRIL 30, 2021 (Unaudited)

incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their as either short-term or long-term capital losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss

Chiron Capital Allocation Fund	$(146,431,925)	$—
Chiron SMid Opportunities Fund	(395,911)	(87,328)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses from wash sales and investments in partnerships which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2021, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Chiron Capital Allocation Fund	$840,818,128	$115,252,463	$(6,399,724)	$108,852,739
Chiron SMid Opportunities Fund	33,835,254	2,704,404	(535,430)	2,168,974

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Funds is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability of a Fund to meet that Fund’s investment objective.

Asset-Backed Securities Risk (Chiron Capital Allocation Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Asset-Backed Securities Risk (Chiron Capital Allocation Fund) — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the

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APRIL 30, 2021 (Unaudited)

prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk (Chiron Capital Allocation Fund) — The Fund may purchase assignments of portions of bank loans from third parties or by investing in participations in bank loans. With respect to loans purchased by assignment, the Fund generally has a contractual relationship with the borrower and, therefore, direct rights against the borrower in the event of a default. With respect to participations, the Fund typically has a contractual right with the lender, generally a bank selling the participation, and, therefore, assumes the credit risk of the lender in addition to the credit risk of the borrower. In the event of an insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender but may not have a senior claim to the lender’s loan to the borrower. Certain bank loans, including certain participations in bank loans, may be illiquid and the Fund may not be able to sell such loans quickly for a fair price. While a liquid secondary market for bank loans has increased over the years, particularly with respect to loans held directly, the secondary market for such instruments is not as liquid as for other types of investments. Loans continue to trade in an unregulated inter-dealer or inter-bank secondary market. Purchases and sales of bank loans are generally subject to the contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell bank loans, may negatively impact the transaction price, may result in delayed settlement of bank loan transactions, and/or may delay the Fund’s ability to make timely redemptions of Fund shares. In addition, the lack of a highly liquid secondary market may have an adverse impact on the value of such investments and on the Fund’s ability to dispose of such investments quickly, particularly in response to a specific economic event or the sudden deterioration in the creditworthiness of the borrower. Additionally, in the event of an insolvency, a court could subordinate a bank loan to presently existing or future indebtedness of the borrower to take other action detrimental to the lenders.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities law.

Commodity-Related Investments Risk (Chiron Capital Allocation Fund) — Exposure to the commodities markets through Commodity-Related Investments may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities may fluctuate significantly over short periods for a variety of factors, including: changes in

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supply and demand relationships, changes in interest or currency exchange rates, population growth and changing demographics and factors affecting a particular industry or commodity, such as drought, floods or other weather conditions, transportation bottlenecks or shortages, competition from substitute products, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military, legal and regulatory developments. Additionally, the value of Commodity-Related Investments may be influenced by, among other things, time to maturity, level of supply and demand for the instrument, interest rates, volatility and lack of liquidity in underlying markets, the performance of the reference commodity or instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference commodity or instrument. Further, a lack of liquidity, participation of speculators and government regulation and intervention, among other factors, may subject commodity markets to temporary distortions or other disruptions, which may, in turn, subject the Fund to losses.

Convertible Securities Risk (Chiron Capital Allocation Fund) — Convertible securities are bonds, debentures, notes or preferred stock that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

Credit Risk (Chiron Capital Allocation Fund) — Credit risk is the risk that a decline in the credit quality of an investment could cause the Fund to lose money. The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities (junk bonds) may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

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Currency Risk (Both Funds) — Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Passive investment in currencies may subject a Fund to additional risks and the value of the Fund’s investments may fluctuate in response to broader macroeconomic risks than if the Fund invested only in equity securities.

Derivatives Risk (Both Funds) — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. The primary risk of derivative instruments is that changes in the market value of securities held by a Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for a Fund to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to a Fund will cause the value of an investment in the Fund to decrease. Forward Contracts Risk, Futures Contracts Risk, Options Risk and Swap Agreements Risk are each discussed below in further detail.

Equity Risk (Both Funds) — The price of equity securities may fall over short or extended periods of time. Equity security prices are sensitive to general movements in the equity markets, and a drop in the equity markets may cause the price of equity securities held by a Fund to decrease in value. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of equity securities issued by such companies may suffer a decline in response. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Extension Risk (Chiron Capital Allocation Fund) — Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility.

Fixed Income Market Risk (Chiron Capital Allocation Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities

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will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Fund. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging Markets Risk (Both Funds) — Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased

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risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Forward Contracts Risk (Both Funds) — A forward contract involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for a Fund’s account. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the securities or currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forward contracts are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section. Forward currency contracts are also subject to currency risk, which is described elsewhere in this section.

Futures Contracts Risk (Both Funds) — Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, a Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

High Yield Securities Risk (Chiron Capital Allocation Fund) — High Yield securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

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Interest Rate Risk (Chiron Capital Allocation Fund) — Interest rate risk is the risk that the Fund’s yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. government securities, in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Investment in the Subsidiary Risk (Chiron Capital Allocation Fund) — The Fund may invest in the Subsidiary. By investing in its Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Commodity-Related Investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary, however, is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. The Fund, however, wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Leverage Risk (Both Funds) — A Fund’s investment in derivatives may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on a Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio

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securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Both Funds) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market Risk (Both Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the market as a whole. Markets for securities in which a Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The impact of the COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

Mortgage-Backed Securities Risk (Chiron Capital Allocation Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

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The privately issued mortgage-backed securities in which the Fund invests may not be issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. government. However, with respect to these mortgage-backed securities, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

Options Risk (Both Funds) — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. An option’s time value (i.e., the component of the option’s value that exceeds the in-the-money amount) tends to diminish over time. Even though an option may be in-the-money to the buyer at various times prior to its expiration date, the buyer’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Prepayment Risk (Chiron Capital Allocation Fund) — The Fund’s investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

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REITs Risk (Both Funds) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear the expenses of the REITs. A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Stock Connect Investing Risk (Chiron Capital Allocation Fund) — The Fund may invest in A-Shares of companies based in the People’s Republic of China (“PRC”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares during the time when Stock Connect is not trading. Because of the way in which A-Shares are held in Stock Connect, the Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange or Shenzhen Stock Exchange becomes insolvent. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

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Structured Notes Risk (Chiron Capital Allocation Fund) — Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Swap Agreements Risk (Both Funds) — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Swap agreements involve the risk that the party with whom a Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement. Swaps could result in losses to a Fund if the underlying reference asset does not perform as anticipated. The value of swaps, like other derivatives, may be volatile and may result in losses for a Fund. Swaps are also subject to correlation risk, credit risk, leverage risk, liquidity risk, market risk and valuation risk, each of which are discussed above. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

Tax Risk (Chiron Capital Allocation Fund) — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests directly in Commodity-Related Investments. In order for the Fund to qualify as a RIC under the Code, the Fund must, amongst other requirements, derive at least 90% of its gross income for each taxable year from sources generating “qualifying income” for purposes of the “qualifying income test”, which is described in more detail in the section titled “Taxes” in the SAI. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Code for qualification as a RIC.

The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-related derivatives) of the Fund attributable to its investment in the Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and accordingly expects its “Subpart F” income attributable to its investment in the Subsidiary to be treated as “qualifying income.” The Adviser will monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the Subsidiary to comply with the Fund’s asset diversification test as described in more detail in the SAI.

In addition, certain of the Fund’s Commodity-Related Investments, such as certain commodity-related derivative instruments, when made directly may not produce qualifying

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income to the Fund for purposes of satisfying the qualifying income test (as described in the SAI), which must be met in order for the Fund to maintain its status as a RIC under the Code. To the extent the Fund invests in Commodity-Related Investments directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a RIC under Subchapter M of the Code. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or may not be able to accurately predict the non-qualifying income from these investments.

The extent to which the Fund directly or indirectly invests in Commodity-Related Investments may be limited by the qualifying income and asset diversification tests, which the Fund must continue to satisfy to maintain its status as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. The tax treatment of certain Commodity-Related Investments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

11. Concentration of Shareholders:

At April 30, 2021, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders Institutional Shares	% Ownership
Chiron Capital Allocation Fund	3	57%
Chiron SMid Opportunities Fund	3	92%

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

At the Board’s Meeting on March 18, 2021, the Board approved the launch of Class A Shares and Class C Shares for both the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund. The new classes for each Fund are expected to commence operations on July 16, 2021.

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The Board, on June 1, 2021, approved the name changes for the Funds from the Chiron Capital Allocation Fund and the Chiron SMid Opportunities Fund to the FS Chiron Capital Allocation Fund and the FS Chiron SMid Opportunities Fund, respectively. The name changes are expected to be effective on July 16, 2021.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2020 to April 30, 2021).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/20	Ending Account Value 4/30/21	Annualized Expense Ratios	Expenses Paid During Period*
Chiron Capital Allocation Fund
Actual Fund Return
Class I Shares	$1,000.00	$1,355.20	1.13%	$6.60
Hypothetical 5% Return
Class I Shares	$1,000.00	$1,019.19	1.13%	$5.66
Chiron SMID Opportunities Fund
Actual Fund Return
Class I Shares	$1,000.00	$1,432.60	1.20%	$7.24
Hypothetical 5% Return
Class I Shares	$1,000.00	$1,018.84	1.20%	$6.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

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Review of Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2021, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2020 through December 31, 2020. The Program Administrator’s report included an assessment of how market conditions caused by the COVID-19 pandemic impacted the Funds’ liquidity risk during the period covered by the report. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that material changes had been made to the Program during the period covered by the report relating to the Funds’ reasonably anticipated trading sizes.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Chiron Funds

P.O. Box 588

Portland, ME 04112

1-877-9-CHIRON (924-4766)

Adviser:

Chiron Investment Management LLC

10 East 53rd Street, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHI-SA-001-0600

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.    Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2021

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2021